EARNINGS PER SHARE	12 Months Ended
Aug. 31, 2019
EARNINGS PER SHARE
EARNINGS PER SHARE

18.      EARNINGS PER SHARE

	For the year ended August 31,
	2017	2018	2019
	RMB	RMB	RMB
Numerator used in basic and diluted earnings per share:
Net earnings attributable to Bright Scholar Education Holdings Limited	172,050	246,969	241,099
Earnings available for future distribution	172,050	246,969	241,099
Shares (denominator):
Weighted average common shares outstanding used in computing basic earnings per share	104,839,041	122,088,201	122,322,894
Weighted average common shares outstanding used in computing diluted earnings per share	104,839,041	122,186,796	122,430,457
Net earnings per share
Basic	1.64	2.02	1.97
Diluted	1.64	2.02	1.97

As of August 31, 2017, 2018 and 2019, there are nil,  361,307 and 2,318,716 employee stock options or non-vested ordinary shares,  were excluded from the computation of diluted net earnings per share in the periods presented, as their inclusion would have been anti-dilutive for the years presented.